Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Exchange Rates	The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:
	For the Years Ended December 31
	2024	2023	2022
Period Ended spot	US$1=RMB 7.2993	US$1=RMB 7.0999	US$1=RMB 6.8972
Period Average	US$1=RMB 7.1957	US$1=RMB 7.0809	US$1=RMB 6.7290

Schedule of Reconciliation of the Beginning and Ending Balances

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2024.

December31, 2024
Opening balance	$-
New convertible loans issued	4,985,000
Loss on change in fair value of convertible loan	678,297
Conversion of convertible loans	(5,663,297)
Total	$-

Schedule of Estimated Useful Lives	The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:
Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Schedule of Disclosed Type of Revenue by Government Category

The Company has disclosed the type of revenue by government category as follows.

	December 31, 2024			December 31, 2023			December 31, 2022
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total
Class I	10,462,456	10,462,508	20,924,964	6,259,470	8,695,782	14,955,252	7,463,707	8,572,512	16,036,219
Class II	34,093,194	34,353,345	68,446,539	37,515,249	35,188,004	72,703,253	37,229,199	36,177,490	73,406,689
Class III	524,269	1,199,091	1,723,360	895,344	1,572,707	2,468,051	1,189,906	1,863,990	3,053,896
Others	2,526,422	3,288,357	5,814,779	3,526,606	3,445,753	6,972,359	4,632,164	6,217,373	10,849,537
Total	47,606,341	49,303,301	96,909,642	48,196,669	48,902,246	97,098,915	50,514,976	52,831,365	103,346,341

Schedule of Major Product Type Included in each Government Category

Furthermore, the Company has disclosed revenue by major product type included in each government category.

		December 31,	December 31,	December 31,
		2024	2023	2022
Category	Products	US$	US$	US$
Class I	Eye drops bottle	1,540,486	1,904,140	2,583,231
	Oral medicine bottle	2,804,649	2,900,606	3,965,345
	Anal bag	3,528,487	1,527,406	837,328
	Other Class I	13,051,342	8,623,100	8,650,315
Subtotal-Class I		20,924,964	14,955,252	16,036,219
Class II	Masks	150,666	55,428	410,163
	Identification tape	13,627,229	11,386,775	12,262,269
	Disposable medical brush	9,836,287	8,808,084	8,337,650
	Gynecological inspection kits	8,122,799	7,453,735	7,571,089
	Surgical kit	2,583,310	3,327,658	4,830,930
	Medical brush	5,110,705	5,776,772	5,231,299
	Medical kit	1,667,447	2,614,953	4,066,663
	Other Class II	27,348,096	33,279,848	30,696,626
Subtotal-Class II		68,446,539	72,703,253	73,406,689
Class III	Electronic pump	145,123	225,510	142,828
	Anesthesia puncture kit	335,460	326,671	539,615
	Disposable infusion pump	130,059	176,061	280,081
	Infusion pump	112,523	304,978	367,652
	Electronic infusion pump	3,987	967	44,812
	Laparoscopic trocar	31,206	44,783	139,284
	Other Class III	965,002	1,389,081	1,539,624
Subtotal-Class III		1,723,360	2,468,051	3,053,896
Others		5,814,779	6,972,359	10,849,537
Total		96,909,642	97,098,915	103,346,341

Goods [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Type of Customers

The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Self-Manufactured Products	47,606,340	48,196,669	50,514,976
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	49,303,302	48,902,246	52,831,365
Total Revenue	96,909,642	97,098,915	103,346,341

Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Type of Customers

Type of Customers

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Direct sales	6,766,636	8,077,373	9,465,644
Distributors	90,143,006	89,021,542	93,880,697
Total Revenue	96,909,642	97,098,915	103,346,341